Summary of Impairment Charges Associated with Long-Lived Assets and Acquired Intangibles (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Asset Impairment Charges [Abstract]
Impairment of equipment	$ 36,443	¥ 237,956	¥ 238,144
Impairment of intangible assets	$ 25,314	¥ 163,852	¥ 154,803